Fundamental Data Science Large Growth ETF Expense Example - Fundamental Data Science Large Growth ETF - ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	183
Expense Example, with Redemption, 10 Years	$ 465